Income Tax (Details 2) - USD ($) $ in Thousands	3 Months Ended		12 Months Ended
	Mar. 31, 2021	Mar. 31, 2020	Dec. 31, 2020	Dec. 31, 2019	Dec. 31, 2018
Effective Income Tax Rate Reconciliation, Amount [Abstract]
Tax expense computed at federal corporate rate	$ 43	$ 54	$ 116	$ 258	$ 108
Foreign tax credit	(8)	(10)	(32)	(40)
Income tax (benefit) related to prior years	(21)	(34)	(82)	(159)	(240)
Nonadmitted assets	(142)	96	161	(247)	(134)
Interest maintenance reserve amortization	5	6	26	29	33
Dividends received deductions	(19)	(21)	(76)	(87)	(59)
Other			3	2	(15)
Total statutory income taxes	(142)	91	116	(244)	(307)
Federal income tax expense	199	46	356	(36)	80
Change in net deferred income tax	(341)	45	(240)	(208)	(387)
Total statutory income taxes	$ (142)	$ 91	$ 116	$ (244)	$ (307)